Revenue - Movements in contracts liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movements in contract liabilities
Contract liabilities at beginning of period	¥ 326,866	¥ 292,513
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(266,919)	(218,287)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	219,192	235,435
Increase in contract liabilities as a result of receiving payment of license fees	28,589	17,205
Increase in contract liabilities as a result of receiving payment of membership fees	96,025
Increase in contract liabilities as a result of loyalty points	9,427
Contract liabilities at end of period	¥ 413,180	¥ 326,866